CONSOLIDATED BALANCE SHEETS (Parenthetical) - ₪ / shares	Dec. 31, 2015	Dec. 31, 2014
CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary shares, par value	₪ 0.01	₪ 0.01
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	40,272,846	38,419,193
Ordinary shares, shares outstanding	40,272,846	38,419,193